Impairment tests	6 Months Ended
Jun. 30, 2025
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Impairment tests

Note 5. Impairment tests

Accounting policy

Amortizable intangible assets, depreciable tangible assets and right-of-use are tested for impairment when there is an indicator of impairment. Whenever possible, impairment tests involve comparing the carrying amount of the assets on a standalone-basis with the recoverable amount. When it is not possible to perform the impairment test at the individual asset level, the test is conducted at the level of the Company's cash-generating unit (CGU). The recoverable amount of an asset or a CGU is the higher of (i) its fair value less costs of disposal and (ii) its value in use. If the recoverable amount of any asset or CGU is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.

The group has a single CGU corresponding to the Therapeutic segment.

No indicator of impairment has been identified for any intangible or tangible assets for the six-month periods ended June 30, 2025 and June 30, 2024.